Equity - Summary of Changes in Common Shares Outstanding (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common Shares issued	119,026,076	118,279,534	101,342,718
Common Shares purchased for escrowed stock plan	(2,000,000)	(2,000,000)
Common Shares outstanding	117,026,076	116,279,534